Schedule of Inventory, Current (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components, spare parts	€ 4,032	€ 3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Inventories	€ 4,263	€ 3,920